Expenses by nature and function (Tables)	12 Months Ended
Dec. 31, 2022
Expense By Nature And Function [Abstract]
Expenses by nature
The following table summarizes the Company’s operating expenses by nature:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Personnel expense	28,628	26,509	11,306
Depreciation and amortization	12,636	12,736	8,414
Marketing	10,282	13,709	3,357
Stock-based compensation	8,712	11,683	2,041
Hosting and software licenses	6,647	4,200	2,321
Insurance and licenses	3,138	2,316	572
Professional services	2,889	3,800	1,407
Credit verification costs	1,918	1,990	1,651
Premises	1,224	1,040	1,010
Others	3,741	3,588	2,279

Total	79,815	81,571	34,358

Summarizes the Company's operating expenses by function
The following table summarizes the Company’s operating expenses by function including stock-based compensation and depreciation and amortization:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Technology and development	26,718	25,021	12,989
Marketing	11,448	16,619	4,831
Customer service and operations	15,900	15,870	6,185
General and administration	25,749	24,061	10,353

Total	79,815	81,571	34,358